SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
0 1 - A u g - 0 7
Structured Asset Securities Corporation
(I.R.S. Employer Identification No.)
Not Applicable
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
02-Jul-07
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-133985-65
Commission File Number of depositor:
333-133985
(Exact name of sponsor as specified in its charter)
Lehman Brothers Holdings Inc.
(Former name, former address, if changed since last report)
No Change
Lehman XS Trust, Series 2007-7N
7 4 5 S e v e n t h A v e n u e
New York, New York
10019
(212) 526-7000
New York
FORM 10-D
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
X
On August 27, 2007 a distribution was made to holders of Lehman XS Trust, Series 2007-7N, Mortgage Pass-Through
Certificates, Series 2007-7N. The monthly report to holders is attached as Exhibit 99.1.
1-A1A [___] [___] [_X_]
1-A1B [___] [___] [_X_]
1-A2 [___] [___] [_X_]
1-A3 [___] [___] [_X_]
2-A1A [___] [___] [_X_]
2-A1B [___] [___] [_X_]
2-A2A [___] [___] [_X_]
2-A2B [___] [___] [_X_]
AX [___] [___] [_X_]
M1 [___] [___] [_X_]
M2 [___] [___] [_X_]
M3 [___] [___] [_X_]
M4 [___] [___] [_X_]
M5 [___] [___] [_X_]
M6 [___] [___] [_X_]
M7 [___] [___] [_X_]
M8 [___] [___] [_X_]
Item 9. Exhibits.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
Lehman XS Trust, Series 2007-7N
Michele Olds
VP Servicer Oversight
Michele Olds
/s/ :
8/31/07
PART II - OTHER INFORMATION
(Issuing Entity)
Aurora Loan Services LLC, as Master Servicer
(99.2)
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)
Monthly report distributed to holders of Lehman XS Trust, Series 2007-7N, Mortgage Pass-Through
Certificates, Series 2007-7N, relating to the August 27, 2007 distribution.
Copy of the unaudited consolidated balance sheets as of June 30, 2007 and December 31, 2006, for the six month period and one year period ended June 30, 2007 and December 31, 2006, respectively, the related unaudited consolidated statements of operations as of June 30, 2007 and June 30, 2006, for the three month period and six month period ended June 30, 2007 and June 30, 2006, respectively, the related unaudited consolidated statements of stockholder's equity and the unaudited consolidated statements of cashflows, each as of June 30, 2007 and June 30, 2006, for the six month periods ended
June 30, 2007 and June 30, 2006, respectively, of all of Ambac Assurance Corporation and Subsidiaries
(incorporated herein by reference from Exhibit 99.05 of the Quarterly Report on Form 10-Q of Ambac
Financial Group, Inc., as filed with the Commission on August 9, 2007).
The unaudited consolidated balance sheets as of June 30, 2007 and December 31, 2006, for the six month period and one year period ended June 30, 2007 and December 31, 2006, respectively, the related unaudited consolidated statements of operations as of June 30, 2007 and June 30, 2006, for the three month period and six month period ended June 30, 2007 and June 30, 2006, respectively, the related unaudited consolidated statements of stockholder's equity and the unaudited consolidated statements of cashflows, each as of June 30, 2007 and June 30, 2006, for the six month periods ended June 30, 2007 and June 30, 2006, respectively, of all of Ambac Assurance Corporation and
Subsidiaries, are incorporated herein by reference from Exhibit 99.05 of the Quarterly Report on Form 10-Q of Ambac
Financial Group, Inc., as filed with the Commission on August 9, 2007.
Item 7. Significant Enhancement Provider Information.
EXHIBIT INDEX
Exhibit Number
Description
Exhibit 99.1
Exhibit 99.2
Copy of the unaudited consolidated balance sheets as of June 30, 2007 and December 31, 2006, for the six month period and one year period ended June 30, 2007 and December 31, 2006, respectively, the related unaudited consolidated statements of operations as of June 30, 2007 and June 30, 2006, for the three month period and six month period ended June 30, 2007 and June 30, 2006, respectively, the related unaudited consolidated statements of stockholder's equity and the unaudited consolidated statements of cashflows, each as of June 30, 2007 and June 30, 2006, for the six month periods ended
June 30, 2007 and June 30, 2006, respectively, of all of Ambac Assurance Corporation and Subsidiaries
(incorporated herein by reference from Exhibit 99.05 of the Quarterly Report on Form 10-Q of Ambac
Financial Group, Inc., as filed with the Commission on August 9, 2007).
Monthly report distributed to holders of Lehman XS Trust, Series 2007-7N, Mortgage Pass-Through
Certificates, Series 2007-7N, relating to the August 27, 2007 distribution.